Investment Objectives and Goals - Jensen Quality Growth ETF	Sep. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Jensen U.S. Quality Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Jensen U.S. Quality Index ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Jensen U.S. Quality Index (the “Index”).